Quarterly portfolio holdings
John Hancock
U.S. Growth Fund
U.S. equity
December 31, 2025
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Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 97.0%		$2,999,059,354
(Cost $1,804,550,577)
Communication services 10.2%		314,392,149
Interactive media and services 10.2%
Alphabet, Inc., Class A	706,376	221,095,688
Meta Platforms, Inc., Class A	141,339	93,296,461
Consumer discretionary 13.0%		401,830,575
Automobiles 2.9%
Tesla, Inc. (A)	202,845	91,223,453
Broadline retail 5.9%
Amazon.com, Inc. (A)	790,923	182,560,847
Distributors 0.9%
Pool Corp.	120,825	27,638,719
Hotels, restaurants and leisure 2.8%
Booking Holdings, Inc.	9,907	53,055,254
DoorDash, Inc., Class A (A)	146,279	33,129,268
Specialty retail 0.5%
Chewy, Inc., Class A (A)	430,349	14,223,034
Consumer staples 2.1%		63,878,369
Beverages 1.2%
Monster Beverage Corp. (A)	463,695	35,551,496
Consumer staples distribution and retail 0.9%
U.S. Foods Holding Corp. (A)	376,087	28,326,873
Energy 2.0%		63,257,846
Oil, gas and consumable fuels 2.0%
Targa Resources Corp.	186,126	34,340,247
The Williams Companies, Inc.	481,078	28,917,599
Financials 9.4%		290,273,793
Capital markets 4.4%
Evercore, Inc., Class A	113,224	38,524,466
Interactive Brokers Group, Inc., Class A (B)	486,588	31,292,474
KKR & Company, Inc.	267,442	34,093,506
Nasdaq, Inc.	342,132	33,231,281
Consumer finance 1.2%
American Express Company	99,866	36,945,427
Financial services 3.8%
Mastercard, Inc., Class A	203,522	116,186,639
Health care 7.5%		232,884,404
Biotechnology 3.0%
AbbVie, Inc.	314,138	71,777,392
United Therapeutics Corp. (A)	42,190	20,557,078
Health care providers and services 0.9%
Cencora, Inc.	84,320	28,479,080
Pharmaceuticals 3.6%
Eli Lilly & Company	104,283	112,070,854
Industrials 2.3%		71,710,696
Air freight and logistics 1.1%
CH Robinson Worldwide, Inc.	221,633	35,629,721
Trading companies and distributors 1.2%
WESCO International, Inc.	147,486	36,080,975
2	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology 48.7%		$1,505,653,567
Electronic equipment, instruments and components 2.7%
Flex, Ltd. (A)	357,301	21,588,126
Jabil, Inc.	119,951	27,351,227
Trimble, Inc. (A)	456,938	35,801,092
Semiconductors and semiconductor equipment 23.1%
Advanced Micro Devices, Inc. (A)	196,731	42,131,911
Analog Devices, Inc.	87,480	23,724,576
Applied Materials, Inc.	64,298	16,523,943
Broadcom, Inc.	436,234	150,980,587
KLA Corp.	20,550	24,969,894
NVIDIA Corp.	2,264,896	422,403,104
NXP Semiconductors NV	150,113	32,583,528
Software 13.4%
AppLovin Corp., Class A (A)	51,715	34,846,601
Microsoft Corp.	719,297	347,866,415
Palantir Technologies, Inc., Class A (A)	169,482	30,125,426
Technology hardware, storage and peripherals 9.5%
Apple, Inc.	1,084,224	294,757,137
Real estate 1.8%		55,177,955
Health care REITs 1.8%
Welltower, Inc.	297,279	55,177,955

Exchange-traded funds 2.6%		$80,676,352
(Cost $80,388,476)
iShares Russell 1000 Growth ETF (B)	170,455	80,676,352

	Yield (%)	Shares	Value
Short-term investments 0.6%			$18,595,563
(Cost $18,595,580)
Short-term funds 0.6%			18,595,563
John Hancock Collateral Trust (C)	3.7477(D)	193,105	1,931,861
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.7239(D)	16,663,702	16,663,702

Total investments (Cost $1,903,534,633) 100.2%	$3,098,331,269
Other assets and liabilities, net (0.2%)	(4,947,399)
Total net assets 100.0%	$3,093,383,870

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $1,889,900.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	193,105	—	$50,918,224	$(48,987,977)	$1,631	$(17)	$4,572	—	$1,931,861
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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